Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Puxin Ltd
Entity Central Index Key	0001726189
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38514
Entity Incorporation, State or Country Code	E9
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	Floor 16, Chuangfu Mansion
Entity Address, Address Line Two	No. 18 Danling Street, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	174,025,810
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Floor 16, Chuangfu Mansion
Entity Address, Address Line Two	No. 18 Danling Street, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
Contact Personnel Name	Mr. Yunlong Sha, Chief Executive Officer
City Area Code	86 10
Local Phone Number	8260 5578
Contact Personnel Email Address	shayunlong@pxjy.com
American Depositary Shares [Member]
Document And Entity Information [Line Items]
Trading Symbol	NEW
Title of each class	American depositary shares (each ADS representing two ordinary shares, par value US$0.00005 per share)
Security Exchange Name	NYSE
Ordinary Shares [Member]
Document And Entity Information [Line Items]
Title of each class	Ordinary shares, par value US$0.00005 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true